Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000236195
Shareholder Report [Line Items]
Fund Name	Global X Interest Rate Hedge ETF
Class Name	Global X Interest Rate Hedge ETF
Trading Symbol	RATE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Interest Rate Hedge ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rate. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rate
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Hedge ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,600,268
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,144
InvestmentCompanyPortfolioTurnover	6.98%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	5.8%
Purchased Options	6.6%
Exchange-Traded Fund	86.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	86.7%
U.S. Treasury Bill, 4.25%, 6/3/2025	5.8%
Purchased Option - 10-Year SOFR Interest Rate Swap	3.3%
Purchased Option - 10-Year SOFR Interest Rate Swap	3.1%
Purchased Option - 10-Year SOFR Interest Rate Swap	0.2%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rate
C000236197
Shareholder Report [Line Items]
Fund Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Class Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Trading Symbol	IRVH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Interest Rate Volatility & Inflation Hedge ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/irvh/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/irvh/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Volatility & Inflation Hedge ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,315,342
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 5,044
InvestmentCompanyPortfolioTurnover	10.16%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Purchased Options	7.5%
U.S. Treasury Obligations	91.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.38%, 7/15/2033	5.3%
U.S. Treasury Inflation Indexed Bonds, 0.25%, 7/15/2029	4.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/2034	4.9%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 1/15/2033	4.8%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/2029	4.7%
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/2029	4.3%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 10/15/2028	4.0%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/2031	3.8%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 4/15/2029	3.7%
U.S. Treasury Inflation Indexed Bonds, 0.63%, 7/15/2032	3.3%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/irvh/